Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions

Note 3 Acquisitions

Mer Telemanagement Solutions (“MTS”)

Description of the transaction

On July 26, 2021, Mer Telemanagement Solutions Ltd. (“MTS”), New SL Acquisition Corp., a wholly owned subsidiary of MTS (“Merger Sub”) and privately held SharpLink, Inc. (“SharpLink, Inc.”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into SharpLink, Inc., with SharpLink, Inc. surviving as a wholly owned subsidiary of legacy MTS (the “Reverse Merger” or “Merger”). Following the MTS Merger, the Company changed its name from Mer Telemanagement Solutions Ltd. to SharpLink Gaming Ltd. (the “Company”). On a pro forma and fully-diluted basis for the Company, SharpLink, Inc. shareholders own approximately 86% of the Company, inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company, and legacy MTS securityholders own approximately 14% of the fully-diluted outstanding capital of the Company.

As a result of the MTS Merger, each outstanding share of SharpLink, Inc. common stock was converted into the right to receive SharpLink Gaming Ltd. ordinary shares as calculated pursuant to the Exchange Ratio, as defined in the Merger Agreement. Each outstanding share of SharpLink, Inc. Series A preferred stock was converted into the right to receive SharpLink Gaming Ltd. Series A-1 preferred stock, calculated pursuant to the Exchange Ratio. Each outstanding share of SharpLink, Inc. Series A-1 preferred stock was converted into the right to receive SharpLink Gaming Ltd. Series A-1 preferred stock, calculated pursuant to the Exchange Ratio. Each outstanding share of SharpLink, Inc. Series B preferred stock was converted into the right to receive SharpLink Gaming Ltd. Series B preferred stock, calculated pursuant to the Exchange Ratio.

In connection with a closing condition of the Merger Agreement, a major shareholder of both legacy MTS and SharpLink, Inc., invested $6,000,000 in exchange for 3,692,865 shares of SharpLink Gaming Ltd. Series B preferred stock.

Identification of accounting acquirer

As a result of the MTS Merger, SharpLink, Inc. shareholders own 86% of the Company, on a fully diluted and as-converted basis, and has majority of the voting shares. Additionally, immediately following the closing of the MTS Merger, legacy MTS directors and officers agreed to resign, pursuant to the Merger Agreement. SharpLink, Inc.’ executives became officers of the Company and new members were appointed to the board of directors. The MTS Merger represents a reverse acquisition in which SharpLink, Inc. is the accounting acquirer and legacy MTS is the accounting acquiree. The Company applied the acquisition method of accounting to the identifiable assets and liabilities of legacy MTS, which have been measured at estimated fair value as of the date of the business combination.

Purchase Price

The purchase price is based on the legacy MTS closing share price of $6.80 on July 26, 2021 and 2,492,162 and 670,789 of Ordinary Shares and Preferred Shares, respectively, outstanding as of July 26, 2021, as well as the fair value of 108,334 share options and warrants outstanding as of July 26, 2021. The following table represents the purchase consideration paid in the MTS Merger.

MTS issued and outstanding ordinary shares immediately prior to Merger	3,162,951
MTS share price on July 26, 2021	$6.80
MTS ordinary shares fair value	21,508,067
MTS warrants and options fair value	$601,965
Purchase consideration for accounting acquiree	$22,110,032

The fair values of the MTS warrants and options, which are further disclosed in Notes 8 and 10, respectively, were determined using a Black Scholes option-pricing model with the following assumptions:

MTS Warrants - $2.642 strike price
Fair value of ordinary shares	$6.80
Exercise price	$2.64
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$4.49
Warrants	58,334
Fair value	$261,965

MTS Warrants - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

MTS Options - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

Purchase Price Allocation

The MTS assets and liabilities were measured at estimated fair values at July 26, 2021, primarily using Level 3 inputs. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions including royalty rates and customer attrition rates and others. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates expected as of the acquisition date.

The fair value of the assets acquired and liabilities assumed as of July 26, 2021 were as follows:

Assets:
Cash	916,000
Restricted cash	1,016,000
Accounts receivable	356,000
Prepaid expenses and other current assets	322,000
Equipment	25,000
Other long-term assets	261,000
Intangible assets	483,000

Total Assets	$3,379,000

Liabilities:
Accrued expenses	2,129,000
Deferred revenue	914,000
Other current liabilities	495,000
Other long-term liabilities	312,000

Total liabilities	$3,850,000

Net assets acquired, excluding goodwill	$(471,000)

Goodwill	22,581,032

Purchase consideration for accounting acquiree	$22,110,032

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)

Customer relationships	$414,000	4
Developed technology	69,000	3
	$483,000

The excess of the consideration for the acquisition over the fair value of net assets acquired was recorded as goodwill and derived from the market price of the shares at the time of the MTS Merger in the go-public transaction. During the year ended December 31, 2021, $21,722,213 of the MTS goodwill was impaired. The goodwill created in the acquisition is not expected to be deductible for tax purposes.

The allocation of purchase price is subject to finalization during a period not to exceed one year from the acquisition date. Adjustments to the preliminary allocation of purchase price may occur related to finalization of income taxes.

Transaction Costs

SharpLink’s transaction costs incurred in connection with the MTS Merger were $3,084,341 for the year ended December 31, 2021. These costs were primarily comprised of professional fees, recorded in transaction expenses in the consolidated statement of operations. The transaction costs are not expected to be deductible for tax purposes.

Results of the MTS Business Subsequent to the Acquisition

The MTS business had revenues and net loss of $1,517,001 and $22,173,554, respectively, which includes the impact of purchase accounting adjustments and goodwill impairment of $21,722,213. These results are included in the consolidated statements of operations for the period from July 26, 2021 through December 31, 2021. The financial results of the MTS business have been included in the Company’s Enterprise TEM segment from the date of acquisition.

FourCubed

Description of the transaction

On December 31, 2021, SharpLink Gaming Ltd., through its wholly owned subsidiary FourCubed Acquisition Company, LLC, acquired certain business assets of FourCubed (“FourCubed Acquisition”) for total consideration of $6,886,523 in cash and 606,114 ordinary shares of SharpLink Gaming Ltd. with an acquisition date fair value of $1,606,202. Consideration of $6,195,000 was paid on the date of closing, $130,000 plus repayment of cash acquired of $311,523 is due within 45 days after closing and $250,000 is due within 6 months after closing and subject to indemnity claims. Subsequent to closing, the seller is able to earn up to an additional 587,747 ordinary shares of SharpLink Gaming Ltd. by maintaining employment and meeting certain performance conditions (“Earnout”).

Earnout

The Company accounts for an earnout as business combination consideration or compensation in accordance with ASC 805, Business Combinations, and/or ASC 718, Compensation – Stock Compensation, depending on the specific terms of the agreement.

Based on the terms of the agreement, the number of ordinary shares to be paid is fixed as of the agreement date and is paid in the form of ordinary shares in multiple tranches, contingent on continued employment and the achievement of performance milestones, such as business activities, revenue targets and gross margin targets. The Company has determined that the earnout will be accounted for as performance-based compensation under ASC 718 due to the continuing employment requirement. Each milestone is independent of one another, thus can be achieved individually. Beginning on the service inception date, the Company will evaluate the probability of achievement for each milestone. For milestones deemed probable, the Company will recognize compensation cost over the requisite service period.

In March 2022, the seller’s employment was terminated. No performance-based milestones were achieved prior to termination. As the earnout is contingent upon achieving specified milestones and continued employment, the Company does not expect to recognize compensation cost related to the earnout.

Purchase Price

The purchase price is based on the cash consideration paid and 606,114 ordinary shares issued and valued at the closing share price of $2.65 on December 31, 2021. The following table represents the purchase consideration to be paid in the FourCubed Acquisition.

Ordinary shares issued to seller	606,114
Ordinary share price on December 31, 2021	$2.65
Consideration in ordinary shares	1,606,202
Cash paid to Seller	6,195,000
Due to Seller	691,523
Purchase consideration	$8,492,725

Purchase Price Allocation

The FourCubed assets and liabilities were measured at estimated fair values at December 31, 2021, primarily using Level 3 inputs. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions including customer attrition rates, cost to recreate intellectual property and others. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates expected as of the acquisition date.

The fair value of the assets acquired and liabilities assumed as of December 31, 2021 were as follows:

Assets:
Cash	$311,523
Accounts receivable	424,593
Prepaid expenses and other current assets	9,468
Intangible assets	4,928,000

Total assets	$5,673,584

Liabilities:
Accrued expenses	$311,026

Total liabilities	311,026

Net assets acquired, excluding goodwill	$5,362,558

Goodwill	3,130,167

Purchase consideration for accounting acquiree	$8,492,725

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)

Customer relationships	$4,144,000	10
Developed technology	784,000	1
	$4,928,000

The excess of the consideration for the acquisition over the fair value of net assets acquired was recorded as goodwill, which is attributed to expected synergies and expanded market opportunities from combining the Company’s operations with FourCubed. The goodwill created in the acquisition is expected to be deductible for tax purposes.

FourCubed earns advertising commissions from online gambling sites for connecting individuals to the sites. FourCubed has one performance obligation: to make the connection between the individual and the online gambling site. FourCubed is compensated for that delivery through a cost per acquisition model (CPA) or revenue share model. In February 2022, FourCubed was notified by Entain plc, a gaming operator from which FourCubed earned over 85 percent of its revenues, that it intends to exit the Russian market. FourCubed estimates that approximately 40 percent of its annual revenue, with an estimated operating income margin of 25 percent, is earned from players in the Russian market. The Company will endeavor to transition the players in the Russian market to other operators, but may incur switching costs. Risks of the transition include loss of revenues during the transition period to a new operator, loss of revenues if players choose to no longer utilize the services of FourCubed, loss of revenues if players have an established relationship with the new operator(s) the Company selects, and additional player promotional costs. This event could result in an impairment of goodwill or long-lived assets in the near future.

Transaction Costs

Transaction costs incurred in connection with the FourCubed Acquisition were $67,130 for the year ended December 31, 2021. These costs were primarily comprised of professional fees, recorded in transaction expenses in the consolidated statement of operations. The transaction costs are expected to be deductible for tax purposes.

Results of the FourCubed Business Subsequent to the Acquisition

FourCubed had no revenue or expenses during the year ended December 31, 2021 due to the timing of the acquisition relative to the Company’s year end. The financial results of the FourCubed business will be included in the Company’s Affiliate Marketing Services – International segment from the date of acquisition.

Unaudited Pro Forma Information

The following unaudited supplemental pro forma financial information presents the financial results for the years ended December 31, 2021 and 2020 as if the MTS Merger and FourCubed Acquisition had occurred on January 1, 2020. The pro forma financial information includes, where applicable, adjustments for: (i) additional amortization expense of $486,141 and $1,324,900 that would have been recognized related to the acquired intangible assets in 2021 and 2020, respectively, (ii) transaction costs and other one-time non-recurring costs which reduced expenses by $5,468,201 in 2021, and (iii) additional interest expense of $94,685 and $119,095 in 2021 and 2020, respectively, from the new debt arrangement described in Note 17.

The pro forma financial information excludes adjustments for estimated cost synergies or other effects of the integration of MTS and FourCubed:

	2021	2020

Revenues	$11,671,681	$12,883,374

Loss from continuing operations	(52,056,295)	(3,586,095)
Less: dividends accrued on series B preferred stock	(782,887)	(782,887)
Net loss from continuing operations available to ordinary shareholders	(52,839,182)	(4,368,982)

Net loss from discontinued operations, net of tax, available to ordinary shareholders	(49,000)	(37,000)
Net loss available to ordinary shareholders	(52,888,182)	(4,405,982)

Basic and diluted:
Net loss from continuing operations per share	$(3.70)	$(0.30)
Net loss from discontinued operations per share	—	—
Net loss per share	(3.70)	(0.30)

The pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been achieved had the MTS Merger and FourCubed Acquisition been completed as of the date indicated or the results that may be obtained in the future.